Derivative Instruments - Schedule of Certain Information Related to the Company's Foreign Currency Forward Derivative Instruments (Details) - Dec. 31, 2023 £ in Thousands, $ in Thousands	GBP (£)	USD ($)
Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		$ 31,259
Gross Amount of Recognized Liabilities		(31,259)
Foreign Currency Forward Contract, Maturity Date August 21 2026 GBP
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £	£ 11,532
Foreign Currency Forward Contract, Maturity Date August 21 2026 GBP | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		14,240
Gross Amount of Recognized Liabilities		(14,240)
Foreign Currency Forward Contract, Maturity Date November 17 2024 AUD
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £	9,518
Foreign Currency Forward Contract, Maturity Date November 17 2024 AUD | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		6,165
Gross Amount of Recognized Liabilities		(6,165)
Foreign Currency Forward Contract, Maturity Date January 26 2024 EUR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £	7,826
Foreign Currency Forward Contract, Maturity Date January 26 2024 EUR | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		8,380
Gross Amount of Recognized Liabilities		(8,380)
Foreign Currency Forward Contract, Maturity Date November 16, 2026 CAD
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £	1,391
Foreign Currency Forward Contract, Maturity Date November 16, 2026 CAD | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		1,017
Gross Amount of Recognized Liabilities		(1,017)
Foreign Currency Forward Contract, Maturity Date March 31 2026 GBP
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £	720
Foreign Currency Forward Contract, Maturity Date March 31 2026 GBP | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		874
Gross Amount of Recognized Liabilities		(874)
Foreign Currency Forward Contract, Maturity Date March 31 2025 GBP
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £	£ 480
Foreign Currency Forward Contract, Maturity Date March 31 2025 GBP | Accounts payable and other liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		583
Gross Amount of Recognized Liabilities		$ (583)